UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-6304

Name of Fund:  Merrill Lynch Short-Term U.S. Government Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Short-Term U.S. Government Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/2006

Date of reporting period: 12/01/05 - 02/28/06

Item 1 - Schedule of Investments


Merrill Lynch Short Term U.S. Government Fund, Inc.


Schedule of Investments as of February 28, 2006
                                                               Face       Interest               Maturity
Issue                                                         Amount        Rate                 Date(s)                Value
Government & Agency Obligations - 24.9%

Fannie Mae                                                $   6,000,000     4.50   %            10/15/2008         $    5,938,398

Federal Home Loan Bank System                                 4,000,000     4.125               10/19/2007              3,950,368

Freddie Mac                                                  10,000,000     4.375             11/16/2007 (e)            9,910,550
                                                              7,000,000     4.625               12/19/2008              6,946,121

U.S. Treasury Notes                                           5,000,000     4.00                3/15/2010               4,881,835
                                                              2,000,000     4.25                10/31/2007              1,985,546
                                                              8,000,000     4.75                11/15/2008              8,016,872
                                                              1,000,000     7.00              7/15/2006 (b)             1,008,242

Total Government & Agency Obligations (Cost - $42,823,788) - 24.9%                                                     42,637,932


Government Agency Mortgage-Backed Obligations* - 48.4%

Fannie Mae Guaranteed Pass-Through Certificates               8,251,591     4.00                7/01/2019               7,859,436
                                                              3,102,708     4.707 (a)           9/01/2032               3,085,277
                                                              6,419,175     5.00          2/01/2017 - 8/01/2019         6,347,639
                                                              4,058,336     5.12 (a)            11/01/2035              4,028,893
                                                              2,332,725     5.166 (a)           11/01/2035              2,314,700
                                                              1,860,506     5.298 (a)           9/01/2035               1,851,383
                                                              4,209,195     5.495 (a)           7/01/2033               4,288,225
                                                                382,101     5.50                2/01/2009                 381,411
                                                              1,097,543     5.519 (a)           12/01/2018              1,109,032
                                                                281,862     5.841 (a)           12/01/2021                286,536
                                                                447,845     6.00                2/01/2009                 448,605
                                                                319,149     6.00 (a)            12/01/2021                319,998
                                                              1,083,731     6.50          9/01/2006 - 4/01/2031         1,111,753
                                                              4,526,659     7.00          3/01/2015 - 11/01/2017        4,669,890
                                                              2,018,151     7.00          5/01/2029 - 7/01/2032         2,089,399
                                                              2,947,134     7.50          6/01/2008 - 8/01/2016         3,087,534
                                                              1,996,396     7.50          11/01/2026 - 4/01/2032        2,091,672
                                                              1,590,513     8.00          11/01/2030 - 5/01/2032        1,699,214

Freddie Mac Mortgage Participation Certificates               4,766,738     4.00                9/01/2008               4,659,320
                                                              4,473,690     4.50                4/01/2010               4,385,574
                                                              5,343,742     4.985 (a)           8/01/2032               5,331,362
                                                                 92,597     5.045 (a)           1/01/2016                  92,961
                                                              3,163,467     5.479 (a)           6/01/2020               3,233,289
                                                                486,007     5.737 (a)           3/01/2020                 492,744
                                                                482,002     5.759 (a)           10/01/2023                492,651
                                                                802,127     5.821 (a)           1/01/2019                 807,021
                                                                623,713     5.859 (a)           9/01/2019                 635,126
                                                              2,414,385     6.00                11/01/2033              2,440,699
                                                                357,100     6.206 (a)           8/01/2031                 361,040
                                                              6,509,398     6.50          6/01/2016 - 1/01/2019         6,670,687
                                                                413,108     6.50          4/01/2029 - 9/01/2030           424,246
                                                              1,520,843     7.00         11/01/2015 - 12/01/2016        1,568,440
                                                                215,660     7.662 (a)           5/01/2015                 212,906

Ginnie Mae MBS Certificates                                   3,827,806     5.50                11/15/2034              3,839,066

Total Government Agency Mortgage-Backed Obligations (Cost - $83,681,819) - 48.4%                                       82,717,729


Government Agency Mortgage-Backed Obligations* - Collateralized Mortgage Obligations - 21.4%

Fannie Mae Guaranteed                     2003-17-QR         10,000,000     4.50                11/25/2025              9,903,295
Pass-Through Certificates                 2001-60-JZ            335,892     6.00                3/25/2031                 336,268

Freddie Mac Mortgage                        H-016-A3          4,032,865     3.225               1/15/2011               3,983,085
Participation Certificates                  H-011-A3          3,950,678     3.247               11/15/2008              3,837,406
                                             2677-HB          5,000,000     4.00                3/15/2014               4,839,947

Ginnie Mae MBS Certificates               2004-108-A          4,807,405     3.999               5/16/2027               4,655,095
                                           2005-12-A          4,384,329     4.044               5/16/2021               4,269,820
                                           2004-97-B          5,000,000     4.213               10/16/2026              4,766,129

Total Government Agency Mortgage-Backed Obligations -
Collateralized Mortgage Obligations (Cost - $37,442,166) - 21.4%                                                       36,591,045


Non-Government Agency Mortgage-Backed Obligations*- Collateralized Mortgage Obligations - 4.1%
                                 Face
                               Amount    Issue
                        $   1,771,791    CS First Boston Mortgage Securities Corp. Series 2004-FL1A
                                         Class A, 4.969% due 5/15/2014 (a)(f)                                           1,771,935
                            4,575,000    JPMorgan Chase Commercial Mortgage Securities Corp.
                                         Series 2004-FL1A Class A2, 4.75% due 4/16/2019 (a)                             4,577,607
                              758,707    Washington Mutual Series 2002-AR19 Class A8,
                                         4.556% due 2/25/2033 (a)                                                         747,023

                                         Total Non-Government Agency Mortgage-Backed Obligations -
                                         Collateralized Mortgage Obligations (Cost - $7,112,675) - 4.1%                 7,096,565


Short-Term Securities - 7.0%

Repurchase Agreement        1,650,000    Credit Suisse LLC, purchased on 2/28/2006 to yield 4.57% to 3/01/2006, repurchase price of $1,650,209 collateralized by FNMA, 4.478% due
                                         5/01/2033                                                                      1,650,000


                           Beneficial
                             Interest
                        $  10,262,500    Merrill Lynch Liquidity Series, LLC Money Market Series, 4.53% (c)(d)         10,262,500

                                         Total Short-Term Securities (Cost - $11,912,500) - 7.0%                       11,912,500

                                         Total Investments (Cost - $182,972,948**) - 105.8%                           180,955,771
                                         Liabilities in Excess of Other Assets - (5.8%)                               (9,931,637)
                                                                                                                   --------------
                                         Net Assets - 100.0%                                                       $  171,024,134
                                                                                                                   ==============


  * Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

 ** The cost and unrealized appreciation (depreciation) of investments, as of February 28, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                           $   182,972,948
                                             ===============
    Gross unrealized appreciation            $       164,153
    Gross unrealized depreciation                (2,181,330)
                                             ---------------
    Net unrealized depreciation              $   (2,017,177)
                                             ===============


(a) Floating rate note.

(b) All or a portion of security held as collateral in connection with open financial futures contracts.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net          Interest
    Affiliate                                   Activity        Income

    Merrill Lynch Liquidity Series, LLC
       Money Market Series, 4.53%           $  10,262,500    $  10,851


(d) Security was purchased with the cash proceeds from securities loans.

(e) Security, or a portion of security, is on loan.

(f) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

  o Financial futures contracts sold as of February 28, 2006 were as follows:


                                                                  Unrealized
    Number of                       Expiration       Face        Appreciation
    Contracts      Issue               Date         Value       (Depreciation)

      100        Two-Year
            U.S. Treasury Notes     March 2006  $  20,543,457      $   107,519
      100        Five-Year
            U.S. Treasury Notes     June 2006   $  10,497,037         (21,713)
                                                                   -----------
    Total                                                          $    85,806
                                                                   ===========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Short-Term U.S. Government Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Short-Term U.S. Government Fund, Inc.


Date:  April 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Short-Term U.S. Government Fund, Inc.


Date:  April 20, 2006


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Short-Term U.S. Government Fund, Inc.


Date:  April 20, 2006